Financial Instruments - Agreements Converting Floating Interest To Fixed(Details) - Interest rate swap contracts - Cash Flow Hedges - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Financial Instruments
Fair Value	$ (2,395)	$ (4,538)
LIBOR | CITI | 4.695% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000	$ 200,000
Fixed Rate (Danaos pays) (as a percent)	4.695%	4.695%
Fair Value		$ (1,012)
LIBOR | ABN Amro | 1.4975% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 325,000	$ 325,000
Fixed Rate (Danaos pays) (as a percent)	1.4975%	1.4975%
Fair Value	$ (1,415)	$ (2,113)
LIBOR | ABN Amro | 1.4125% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 250,000	$ 250,000
Fixed Rate (Danaos pays) (as a percent)	1.4125%	1.4125%
Fair Value	$ (980)	$ (1,413)